Subsequent events (Details) $ in Thousands				12 Months Ended
	Mar. 04, 2026 USD ($)	Feb. 09, 2026 USD ($) shares	Jan. 02, 2026 EquityInstruments tranche	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Feb. 09, 2026 $ / shares
Subsequent events
Gross proceeds					$ 7,495
Repayment of credit facilities				$ 11,000	$ 19,000
Revolving credit facility
Subsequent events
Repayment of credit facilities		$ 126,000
RSUs
Subsequent events
Shares granted | shares				651,563	658,826
Share based compensation transactions | RSUs | Officers, employees, and consultants
Subsequent events
Shares granted | EquityInstruments			185,200
Number of equal tranches | tranche			3
Share based compensation transactions | RSUs | Directors
Subsequent events
Shares granted | EquityInstruments			50,000
Offering
Subsequent events
Shares sold | shares		10,300,000
Share price | $ / shares						$ 13.75
Gross proceeds		$ 141,600
Cash fee paid (as percent)		5.00%
Tether Investments
Subsequent events
Shares sold | shares		1,575,712
Share price | $ / shares						$ 13.75
Gross proceeds		$ 21,700
Amended credit facility | Revolving credit facility
Subsequent events
Maximum borrowing capacity	$ 200,000
Accordion feature	$ 25,000